Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business combinations
Summary of balance sheet impact at acquisition
	Coastal	Calma	Other	Total
Total consideration transferred (i)	$20,700,000	$9,968,474	$2,894,952	$33,563,426
Redeemable non-controlling interest	$39,928,597	$1,500,000	$-	$41,428,597
Assets acquired
Current assets
Cash	$-	$-	$33,213	$33,213
Restricted cash	9,989,470	-	-	9,989,470
Inventory	2,477,000	379,617	98,050	2,954,667
Prepaid expenses	515,947	109,929	-	625,876
Indemnification assets	980,000	-	865,126	1,845,126
Long-term assets
Security deposits	-	61,185	-	61,185
Property and equipment	4,839,634	457,551	16,033	5,313,218
Right-of-use assets – operating lease	12,491,344	2,790,377	433,934	15,715,655
Intangible assets	26,482,000	5,227,000	1,718,570	33,427,570
Total assets acquired	57,775,395	9,025,659	3,164,926	69,965,980
Liabilities assumed
Accounts payable and accrued liabilities	9,483,665	1,115,477	1,069,654	11,668,796
Consideration payable – current portion	924,457	-	-	924,457
Consideration payable	2,170,463	-	-	2,170,463
Lease liabilities	12,835,761	2,790,377	433,934	16,060,072
Deferred tax liabilities	7,985,746	1,449,682	381,525	9,816,953
Total liabilities assumed	33,400,092	5,355,536	1,885,113	40,640,741
Goodwill	$36,253,294	$7,798,351	$1,615,139	$45,666,784

(i) Total consideration transferred is comprised of the following:

	Coastal	Calma	Other	Total
Cash	$20,700,000	$8,500,000	$1,435,550	$30,635,550
Consideration payable	—	—	1,459,402	1,459,402
Common shares	—	1,468,474	—	1,468,474
Total consideration	$20,700,000	$9,968,474	$2,894,952	$33,563,426